EQUITY	6 Months Ended
Jun. 30, 2024
Equity
EQUITY

10.	EQUITY

On June 4, 2021, the Company was created with an initial share capital amounting to €30 thousand divided into 30 thousand ordinary shares with a nominal value of one euro each (€1), all of which are fully paid up.

As of December 31, 2021, the share capital of Codere Online amounted to €45,121,956 divided into 45,121,956 shares as a result of the capital increases in connection with the Business Combination as described in Note 9 of the Consolidated Carve-out Financial Statements as of December 31, 2022. As of June 30, 2024, there is no change in share capital of the Company.

On January 24 and March 29, 2023, the Board of Directors approved the creation and issuance of 99,664 and 76,280 new shares with a nominal value of one euro each (€1), all fully paid up by the capitalization of part of the available reserve of the company. This issuance was made in accordance with the terms of the invitation letter signed by the subscribers of the management incentive plan.

On January 4, 2024, the Board of Directors approved the creation and issuance of 193,275 new shares with a nominal value of one euro each (€1), all fully paid up by the capitalization of part of the available reserve of the company. This issuance was made in accordance with the terms of the invitation letter signed by the subscribers of the management incentive plan.

The movement in Equity, mainly in “Other reserves” as of June 30, 2024, amounted to €1,196 (€1,575 thousand as of June 30, 2023), mainly related to the management incentive plan described in Note 18.